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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Silver Bridge Capital Management LLC
                 ------------------------------------
   Address:      255 State Street
                 ------------------------------------
                 Boston, MA 02109
                 ------------------------------------

Form 13F File Number: 028-03747
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristin D. Fazio
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-502-9442
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Kristin D. Fazio         Boston, Massachusetts   September 27, 2012
   -------------------------------   ---------------------   ------------------
            [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: $7,092
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.      Form 13F File Number   Name

  01       028-12579               Boston Common Asset Management, LLC
  ------       -----------------   --------------------------------------------
  02       028-02259               Boston Trust & Investment Management Company
  ------       -----------------   --------------------------------------------
  10       028-01669               Pinnacle Associates LTD
  ------       -----------------   --------------------------------------------

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
            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ --------- ---------- ---------------------
                                                            Value   Shares/  Sh/ Put/  Invstmt    Other      Voting Authority
         Name of Issuer         Title of Class    CUSIP   (x$1000)  Prn Amt  Prn Call  Dscretn   Managers   Sole   Shared  None
------------------------------ ---------------- --------- -------- --------- --- ---- --------- ---------- ---------------------
CAE INC                               COM       124765108        4       440 SH       SOLE                     440
CAE INC                               COM       124765108       98     10130 SH       DEFINED       10                     10130
CAMECO CORP                           COM       13321L108       12       567 SH       SOLE                     567
CAMECO CORP                           COM       13321L108      203      9230 SH       DEFINED       10                      9230
JP MORGAN CHASE & COMPANY             COM       46625H100     5724    160214 SH       SOLE                  160129            85
JP MORGAN CHASE & COMPANY             COM       46625H100      256      7165 SH       DEFINED       01                      7165
JP MORGAN CHASE & COMPANY             COM       46625H100       36      1010 SH       DEFINED       02                      1010
ONYX PHARMACEUTICALS INC              COM       683399109        9       130 SH       SOLE                     130
ONYX PHARMACEUTICALS INC              COM       683399109      199      3000 SH       DEFINED       10                      3000
PALL CORP                             COM       696429307        9       160 SH       SOLE                     160
PALL CORP                             COM       696429307      204      3720 SH       DEFINED       10                      3720
RF MICRO DEVICES INC                  COM       749941100        2       420 SH       SOLE                     420
RF MICRO DEVICES INC                  COM       749941100       42      9950 SH       DEFINED       10                      9950
SEACHANGE INTL INC                    COM       811699107        4       440 SH       SOLE                     440
SEACHANGE INTL INC                    COM       811699107       84     10150 SH       DEFINED       10                     10150
VALSPAR CORP                          COM       920355104        8       160 SH       SOLE                     160
VALSPAR CORP                          COM       920355104      198      3780 SH       DEFINED       10                      3780


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